Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2017
Registrant Name	EATON VANCE INVESTMENT TRUST
Central Index Key	0000779991
Amendment Flag	false
Document Creation Date	Oct. 10, 2017
Document Effective Date	Oct. 10, 2017
Prospectus Date	Aug. 01, 2017
Eaton Vance Floating-Rate Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	EXFLX
Eaton Vance Floating-Rate Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EILMX